PRINCIPAL RISKS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Credit risk
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 6,416.9	¥ 4,713.9		$ 915.9
Credit risk | Outside PRC
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 2,547.4			$ 363.6	$ 167.2
Foreign currency exchange rate risk
PRINCIPAL RISKS
Appreciation of US$ against RMB	(4.00%)	2.80%	2.90%